                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022



Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York     February 14, 2000
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $524,159,308


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

















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
                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                        DECEMBER 31, 1999

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

American Express
  Co.(AXP)             Common    025816109     7,986,151      48,037       X                      1,2,3             X
Arcadia Financial
  LTD (AAC)            Common    039101100       659,856     148,700       X                      1,2,3             X
Associates First
  Capital (AFS)        Common    046008108 29,094,999.37   1,060,410       X                      1,2,3             X
Astoria Financial
  Corp.(ASFC)          Common    046265104 11,820,159.62     388,342       X                      1,2,3             X
Banc One Corp. (ONE)   Common    06423A103    18,737,024     585,532       X                      1,2,3             X
Bank of New York (BK)  Common    064057102    11,487,480     287,187       X                      1,2,3             X
Bay View Capital
  Corp. (BVC)          Common    07262L101     1,319,324      92,992       X                      1,2,3             X
Bear Stearns (BSC)     Common    073902108    23,637,094     552,915       X                      1,2,3             X
Capital Corp. of the
  West (CCOW)          Common    140065103     1,882,715     193,099       X                      1,2,3             X
Charter One Financial
  (COFI)               Common    160903100       923,432      48,284       X                      1,2,3             X
Citigroup Inc. (C)     Common    172967101     7,045,137     126,512       X                      1,2,3             X
City National Corp.
  (CYN)                Common    178566105     2,069,397      62,828       X                      1,2,3             X
Community State Bank
  (TNEK)               Common    204136105       580,487      42,999       X                      1,2,3             X
Compucredit Corp.
  (CCRT)               Common    20478N100    15,440,964     401,064       X                      1,2,3             X
Conseco Inc. (CNC)     Common    208464107        71,820       4,032       X                      1,2,3             X
Countrywide Credit
  (CCR)                Common    222372104    19,222,699     761,295       X                      1,2,3             X
Fifth Third Banc
  (FITB)               Common    316773100     5,006,523      68,232       X                      1,2,3             X
Financial Federal
  Corp. (FIF)          Common    317492106    13,291,566     582,644       X                      1,2,3             X
Finova Corp. (FNV)     Common    317928109     3,298,376      92,912       X                      1,2,3             X





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First Community Bank
  of the Desert(FCDE)  Common    31983J104       992,602     230,142       X                      1,2,3             X
First Union Corp.
  (FTU)                Common    337358105     1,224,023      37,162       X                      1,2,3             X
Foothill Independent
  Bancorp (FOOT)       Common    344905104     6,903,377     531,029       X                      1,2,3             X
Freddie Mac (FRE)      Common    313400301    22,223,854     472,220       X                      1,2,3             X
Gentra, Inc. (GTA-CN)  Common    37245E874     5,170,738     548,044       X                      1,2,3             X
Golden State Bancorp
  (GSB)                Common    381197102     2,002,656     116,096       X                      1,2,3             X
Hibernia Corp (HIB)    Common    428656102     3,427,891     322,625       X                      1,2,3             X
Household
  International (HI)   Common    441815107     1,412,110      37,909       X                      1,2,3             X
IMC Mortgage(IMCC)     Common    449923101           13        1,180       X                      1,2,3             X
Imperial Bancorp (IMP) Common    452556103       104,950       4,350       X                      1,2,3             X
MBNA Corp. (KRB)       Common    55262L100     7,529,257     276,303       X                      1,2,3             X
Mellon Financial
  Corp. (MEL)          Common    58551A108    12,761,379     374,646       X                      1,2,3             X
Merrill Lynch Co.
  (MER)                Common    590188108    13,609,097     163,350       X                      1,2,3             X
Mid-State Bancshares
  (MDST)               Common    595440108     1,475,676      46,296       X                      1,2,3             X
National City Corp.
  (NCC)                Common    635405103       277,807      11,728       X                      1,2,3             X
National Discount
  Brokers (NDB)        Common    635646102     1,044,803      39,802       X                      1,2,3             X
National Mercantile
  Bancorp (MBLAD-PFD)  Preferred 636912305       123,767      15,002       X                      1,2,3             X
Nextcard, Inc. (NXCD)  Common    65332K107     2,061,242      71,385       X                      1,2,3             X
North County Bancorp
  (NCBH)               Common    658810106     2,273,306     108,901       X                      1,2,3             X
Northern Trust Corp.
  (NTRS)               Common    665859104    27,844,398     525,366       X                      1,2,3             X
Pacific Capital
  Bancorp (SABB)       Common    69404P101     1,706,199      55,486       X                      1,2,3             X
Pacificamerica Money
  Center Inc. (PAMM)   Common    694935107           167       2,658       X                      1,2,3             X
Professional Bancorp
  (MDB)                Common    743112104     1,120,930     154,611       X                      1,2,3             X
Progressive Corp.
  (PGR)                Common    743315103       621,563       8,500       X                      1,2,3             X
Providian Financial
  Corp. (PVN)          Common    74406A102    60,410,635     663,397       X                      1,2,3             X
Sovereign
  Bancorp(SVRN)        Common    845905108     6,015,099     807,060       X                      1,2,3             X
State Street Corp.
  (STT)                Common    857477103    19,513,167     267,075       X                      1,2,3             X
Summit Bancorp (SUB)   Common    866005101    29,261,575     955,480       X                      1,2,3             X





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TCF Financial Corp.
  (TCB)                Common    872275102    15,027,933     604,138       X                      1,2,3             X
Toronto Dominion
  Bank (TD)            Common    891160509    28,601,640   1,059,320       X                      1,2,3             X
UnionBancal Corp. (UB) Common    908906100     8,684,690     220,214       X                      1,2,3             X
US Bancorp (USB)       Common    902973106    20,386,238     856,115       X                      1,2,3             X
Wachovia Corp. (WB)    Common    929771103     1,306,960      19,220       X                      1,2,3             X
Washington Federal
 Savings & Loan (WFSL) Common    938824109     1,896,770      96,039       X                      1,2,3             X
Washington Mutual (WM) Common    939322103    13,705,991     529,700       X                      1,2,3             X
Wells Fargo & C0.
  (WFC)                Common    949746101    23,401,586     578,710       X                      1,2,3             X
Westamerica Banc
  (WABC)               Common    957090103     6,460,016     231,231       X                      1,2,3             X

Total                                       $524,159,308




































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